Description of business and significant accounting policies and practices (Tables)	12 Months Ended
Dec. 31, 2012
Description of business and significant accounting policies and practices [Abstract]
Computation and reconciliation of earnings per common share
Computation and reconciliation of earnings per common share are as follows (shares in millions):

	2012			2011			2010
	Net Income	Shares	EPS	Net Income	Shares	EPS	Net Income	Shares	EPS
Basic EPS:
Net income	$1,759			$2,236			$3,228
Less income allocated to RSUs	(31)			(35)			(44)
Income allocated to common stock for basic EPS calculation	$1,728	1,132	$1.53	$2,201	1,151	$1.91	$3,184	1,199	$2.66

Adjustment for dilutive shares:
Stock-based compensation plans		14			20			14

Diluted EPS:
Net income	$1,759			$2,236			$3,228
Less income allocated to RSUs	(31)			(34)			(44)
Income allocated to common stock for diluted EPS calculation	$1,728	1,146	$1.51	$2,202	1,171	$1.88	$3,184	1,213	$2.62